Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 7,590	$ 1,946	$ 144
Restricted deposit	11	10	34
Other accounts receivable	731	594	632
Total current assets	8,332	2,550	810
NON-CURRENT ASSETS:
Investment in associate			742
Property and equipment, net	10	11	41
Total non-current assets	10	11	783
Total assets	8,342	2,561	1,593
CURRENT LIABILITIES:
Trade payables	354	556	1,108
Other accounts payable	34	34	65
Short-term loan		188	61
Convertible component			397
Warrants	366	353
Total current liabilities	754	1,131	1,637
NON- CURRENT LIABILITIES:
Warrants			598
Total non-current liabilities			598
EQUITY (DEFICIT) ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	53,802	49,040	47,721
Reserve from share-based payment transactions	4,312	4,315	4,872
Warrants	6,256	2,207
Foreign currency translation reserve	497	497	497
Transactions with non-controlling interests	559	559	559
Accumulated deficit	(57,838)	(55,188)	(54,344)
Total equity attributable to equity holders of the company	7,588	1,430	(695)
Non-controlling interests			53
Total equity (deficit)	7,588	1,430	(642)
Total Equity and Liabilities	$ 8,342	$ 2,561	$ 1,593